Debt instruments (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 14, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument Held [LineItems]
Number of shares issued		350,056,012
Equity		$ 2,799,857	$ 2,968,200	$ 3,029,565	$ 3,063,627
Minera Yanacocha SRL and subsidiary [Member]
Debt Instrument Held [LineItems]
Number of shares issued	63,922,565
Subsidiary Sale Of Stock Value	$ 47,911
Escrow Deposits		48,752	48,617
Fair Value of Subsidiary Sale of Stock	41,695
Equity	$ 6,216	324,386	489,712	583,723	$ 659,115
Subsidiary Sale of Stock Outstanding Amount		45,423	43,927
Unwinding of discount of debt instruments		$ 1,497	$ 1,497	$ 1,497
Sumitomo [Member] | Minera Yanacocha SRL and subsidiary [Member]
Debt Instrument Held [LineItems]
Proportion of ownership interest in subsidiary	5.00%
Newmont [Member]
Debt Instrument Held [LineItems]
Proportion of ownership interest in subsidiary	51.35%
Buenaventura
Debt Instrument Held [LineItems]
Proportion of ownership interest in subsidiary	43.65%